UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square, 41st Floor

         Boston, MA  02109

13F File Number:  28-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

     Alex Sacerdote     Boston, MA     August 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $201,381 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102      585    88077 SH       SOLE                    88077
AKAMAI TECHNOLOGIES INC        COM              00971T101    10364   255454 SH       SOLE                   255454
AMAZON COM INC                 COM              023135106      916     8380 SH       SOLE                     8380
APPLE INC                      COM              037833100    28919   114973 SH       SOLE                   114973
BALLANTYNE STRONG INC          COM              058516105      303    41697 SH       SOLE                    41697
BON-TON STORES INC             COM              09776J101     1146   117557 SH       SOLE                   117557
CARMIKE CINEMAS INC            COM              143436400     2018   332996 SH       SOLE                   332996
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     3607   122367 SH       SOLE                   122367
COMPUWARE CORP                 COM              205638109     4385   549442 SH       SOLE                   549442
DILLARDS INC                   CL A             254067101     2493   115966 SH       SOLE                   115966
ELECTRONICS FOR IMAGING INC    COM              286082102     2359   241994 SH       SOLE                   241994
EXFO INC                       SUB VTG SHS      302046107      395    79263 SH       SOLE                    79263
FINISH LINE INC                CL A             317923100    11837   849765 SH       SOLE                   849765
GAYLORD ENTMT CO NEW           COM              367905106     6118   276968 SH       SOLE                   276968
GOOGLE INC                     CL A             38259P508     1095     2462 SH       SOLE                     2462
IMAX CORP                      COM              45245E109     4846   331904 SH       SOLE                   331904
JOURNAL COMMUNICATIONS INC     CL A             481130102     4219  1062676 SH       SOLE                  1062676
KULICKE & SOFFA INDS INC       COM              501242101     5395   768568 SH       SOLE                   768568
LOGMEIN INC                    COM              54142l109     6845   260960 SH       SOLE                   260960
MATTEL INC                     COM              577081102    21114   997817 SH       SOLE                   997817
MELLANOX TECHNOLOGIES LTD      SHS              M51363113    12364   564555 SH       SOLE                   564555
MIPS TECHNOLOGIES INC          COM              604567107      396    77506 SH       SOLE                    77506
ORACLE CORP                    COM              68389X105    12838   598243 SH       SOLE                   598243
RADIOSHACK CORP                COM              750438103    19707  1010094 SH       SOLE                  1010094
RADWARE LTD                    ORD              m81873107     2778   135734 SH       SOLE                   135734
REGAL ENTMT GROUP              CL A             758766109     3581   274604 SH       SOLE                   274604
RUBICON TECHNOLOGY INC         COM              78112T107      767    25731 SH       SOLE                    25731
SAPIENT CORP                   COM              803062108      528    52092 SH       SOLE                    52092
SCRIPPS E W CO OHIO            CL A NEW         811054402     7866  1058694 SH       SOLE                  1058694
TECHTARGET INC                 COM              87874R100      745   138484 SH       SOLE                   138484
TELLABS INC                    COM              879664100     7403  1158584 SH       SOLE                  1158584
UNIVERSAL DISPLAY CORP         COM              91347P105    12872   715879 SH       SOLE                   715879
ZIPREALTY INC                  COM              98974V107      577   220946 SH       SOLE                   220946